Long-term debt	12 Months Ended
Dec. 31, 2024
Long-term debt [Abstract]
Long-term debt
14.

Long-term debt
2024 2023
Unsecured debentures
Series F - 5.09 % debentures due November 14, 2042 $ 99,395 $ 99,374
Series G - 4.19 % debentures due June 24, 2024 - 499,821
Series H - 2.95 % debentures due October 21, 2027 398,936 398,582
Series I - 4.94 % debentures due May 24, 2031 497,252 -
Term

loans
285,707 786,397
1,281,290 1,784,174
Less current portion (285,707) (499,821)
Total $ 995,583 $ 1,284,353
Cameco has a $ 1,000,000,000

unsecured revolving credit facility that is available until
October 1, 2028 . Upon mutual
agreement, the facility can be extended for an additional year on the anniversary date. In addition to direct borrowings under the facility, up to $ 100,000,000

can be used for the issuance of letters of credit and, to the extent necessary, it may be used to provide liquidity support for the Company’s commercial paper program. The agreement also provides the ability to increase the revolving credit facility above $ 1,000,000,000

by increments no less than $
50,000,000 , to a total of $ 1,250,000,000 . The
facility ranks equally with all of Cameco’s other senior debt. As of December 31, 2024 and 2023, there were no amounts
outstanding under this facility.

Cameco has $ 1,890,028,000

(2023 - $
1,771,663,000 ) in letter of credit facilities. Outstanding and committed letters of credit at
December 31, 2024 amounted to $ 1,527,815,000

(2023 - $
1,383,689,000 ), the majority of which relate to future
decommissioning and reclamation liabilities (note 16) and CRA reassessments (note 21).
On May 24, 2024, Cameco issued $ 500,000,000

of Series I debentures which bear interest at a rate of
4.94 % per annum. The
net proceeds of the issue after deducting expenses were approximately $ 497,000,000 . The debentures mature on May 24,
2031 and are being amortized at an effective interest rate of 5.04%. In conjunction with the issuance of the Series I debentures, on June 24, 2024, the $ 500,000,000

principal amount of the Series G debentures was redeemed.
On November 7, 2023, the Company utilized a term loan for $ 600,000,000

(US) to finance the
49 % acquisition of
Westinghouse. The term loan consisted of two $ 300,000,000

(US) tranches. The first tranche had a floating interest rate of
SOFR plus 1.80 % and was to mature on November 7, 2025. The second tranche had a floating interest rate of SOFR plus
2.05 % and was to mature on November 7, 2026. The second tranche was fully repaid on June 10, 2024. On September 9,
2024, Cameco repaid $ 100,000,000

(US) on the first tranche of the term loan and subsequent to year-end, on January 13,
2025, repaid the remaining $ 200,000,000

(US) balance.

Cameco is bound by a covenant in its revolving credit facility and term loan. The covenant requires a funded debt to tangible net worth ratio equal to or less than 1 :1. Non-compliance with this covenant could result in accelerated payment and termination of the revolving credit facility and term loan. At December 31, 2024, Cameco was in compliance with the covenant and does not expect its operating and investing activities in 2025 to be constrained by it.
The table below represents currently scheduled maturities of long-term debt:
2025 2026 2027 2028 2029 Thereafter Total
$ 285,707 - 398,936 - - 596,647 $ 1,281,290